Accrued expenses and other liabilities - Contract liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Contract Liabilities
Opening contract liabilities	€ 2,786.5	€ 1,554.2	€ 290.9
Revenue deferred during the year	12,840.8	11,343.0	5,648.4
Revenue recognized during the year	(12,728.3)	(10,110.7)	(4,385.1)
Closing contract liabilities	€ 2,899.0	€ 2,786.5	€ 1,554.2